CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	3 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Class A exchangeable and Class B shareholders
Distribution, of return of capital (in dollars per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.14	$ 0.14	$ 0.14	$ 0.14
Special distribution of shares (in dollars per share)									$ 5.481
Class A-1 Exchangeable Shareholders
Distribution, of return of capital (in dollars per share)			$ 0.08	$ 0.08	$ 0.07